Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2019

VIPBAL-QTLY-1119
1.808794.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	811,371	$30,702,279
Entertainment - 1.4%
Activision Blizzard, Inc.	276,967	14,657,094
DouYu International Holdings Ltd. ADR	92,793	759,975
Electronic Arts, Inc. (a)	57,400	5,614,868
Netflix, Inc. (a)	55,400	14,826,148
Take-Two Interactive Software, Inc. (a)	17,800	2,231,052
The Walt Disney Co.	206,000	26,845,920
Viacom, Inc. Class B (non-vtg.)	31,100	747,333
		65,682,390
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	17,862	21,812,003
Class C (a)	63,249	77,100,531
CarGurus, Inc. Class A (a)	43,900	1,358,705
Facebook, Inc. Class A (a)	331,904	59,105,464
Momo, Inc. ADR	50,300	1,558,294
Tencent Holdings Ltd.	286,100	11,966,969
Twitter, Inc. (a)	78,500	3,234,200
		176,136,166
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	90,700	2,601,276
Charter Communications, Inc. Class A (a)	12,800	5,275,136
Comcast Corp. Class A	204,390	9,213,901
Discovery Communications, Inc. Class A (a)(b)	30,300	806,889
		17,897,202
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	60,400	670,440
T-Mobile U.S., Inc. (a)	54,903	4,324,709
		4,995,149

TOTAL COMMUNICATION SERVICES		295,413,186

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
Aptiv PLC	68,500	5,988,270
Distributors - 0.1%
LKQ Corp. (a)	215,700	6,783,765
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	112,700	4,911,466
Churchill Downs, Inc.	28,900	3,567,850
Compass Group PLC	392,100	10,089,803
Dunkin' Brands Group, Inc.	42,800	3,396,608
Marriott International, Inc. Class A	69,091	8,592,848
McDonald's Corp.	147,200	31,605,312
Sea Ltd. ADR (a)	104,800	3,243,560
Wynn Resorts Ltd.	25,500	2,772,360
		68,179,807
Household Durables - 0.2%
Lennar Corp. Class A	197,600	11,035,960
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	41,100	6,873,153
Amazon.com, Inc. (a)	46,510	80,737,174
MakeMyTrip Ltd. (a)(b)	18,314	415,545
Meituan Dianping Class B	1,550,200	15,842,788
Pinduoduo, Inc. ADR (a)	152,100	4,900,662
The Booking Holdings, Inc. (a)	9,700	19,037,317
Waitr Holdings, Inc. (a)	109,000	140,065
		127,946,704
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	238,400	2,715,376
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	142,000	16,210,720
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	21,100	4,216,202
Carvana Co. Class A (a)	11,200	739,200
Lowe's Companies, Inc.	211,200	23,223,552
The Children's Place Retail Stores, Inc.	23,000	1,770,770
The Home Depot, Inc.	107,908	25,036,814
TJX Companies, Inc.	342,680	19,100,983
Ulta Beauty, Inc. (a)	22,800	5,714,820
		79,802,341
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	94,430	8,868,866
PVH Corp.	43,800	3,864,474
Rattler Midstream LP	63,400	1,129,788
Tapestry, Inc.	171,300	4,462,365
		18,325,493

TOTAL CONSUMER DISCRETIONARY		336,988,436

CONSUMER STAPLES - 4.9%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	49,262	10,211,027
Diageo PLC	103,900	4,244,349
Keurig Dr. Pepper, Inc.	124,017	3,388,144
Monster Beverage Corp. (a)	124,526	7,229,980
PepsiCo, Inc.	70,600	9,679,260
The Coca-Cola Co.	562,586	30,627,182
		65,379,942
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	18,500	5,330,035
Kroger Co.	242,700	6,256,806
Performance Food Group Co. (a)	138,100	6,353,981
U.S. Foods Holding Corp. (a)	202,000	8,302,200
Walmart, Inc.	85,700	10,170,876
		36,413,898
Food Products - 0.7%
Bunge Ltd.	60,728	3,438,419
Conagra Brands, Inc.	141,800	4,350,424
Danone SA	47,500	4,183,882
Mondelez International, Inc.	310,500	17,176,860
The J.M. Smucker Co.	42,700	4,697,854
		33,847,439
Household Products - 1.2%
Colgate-Palmolive Co.	194,344	14,286,227
Energizer Holdings, Inc.	114,500	4,989,910
Procter & Gamble Co.	265,300	32,998,014
		52,274,151
Personal Products - 0.3%
Coty, Inc. Class A	344,470	3,620,380
Edgewell Personal Care Co. (a)	45,700	1,484,793
Unilever NV	106,200	6,377,034
		11,482,207
Tobacco - 0.5%
Altria Group, Inc.	123,308	5,043,297
Philip Morris International, Inc.	255,056	19,366,402
		24,409,699

TOTAL CONSUMER STAPLES		223,807,336

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	194,900	4,521,680
Hess Midstream Partners LP	52,300	1,007,298
Liberty Oilfield Services, Inc. Class A	59,800	647,634
NCS Multistage Holdings, Inc. (a)	200,500	401,000
Oceaneering International, Inc. (a)	44,000	596,200
		7,173,812
Oil, Gas & Consumable Fuels - 2.8%
Black Stone Minerals LP	107,500	1,530,800
BP PLC sponsored ADR	167,194	6,351,700
Brigham Minerals, Inc. Class A	82,500	1,641,750
Cheniere Energy, Inc. (a)	33,500	2,112,510
Chevron Corp.	176,800	20,968,480
Cimarex Energy Co.	16,800	805,392
Devon Energy Corp.	218,000	5,245,080
Diamondback Energy, Inc.	55,500	4,990,005
EOG Resources, Inc.	155,900	11,570,898
Exxon Mobil Corp.	187,500	13,239,375
Magnolia Oil & Gas Corp. Class A (a)(b)	317,000	3,518,700
Marathon Petroleum Corp.	23,900	1,451,925
Noble Energy, Inc.	138,900	3,119,694
Parsley Energy, Inc. Class A	194,200	3,262,560
Phillips 66 Co.	104,226	10,672,742
Pioneer Natural Resources Co.	62,100	7,810,317
PrairieSky Royalty Ltd. (b)	109,834	1,532,047
Reliance Industries Ltd.	469,173	8,847,841
Suncor Energy, Inc.	256,780	8,099,661
Valero Energy Corp.	85,300	7,270,972
Viper Energy Partners LP	66,800	1,848,356
		125,890,805

TOTAL ENERGY		133,064,617

FINANCIALS - 8.4%
Banks - 3.1%
Banco Inter SA unit	27,600	376,972
Bank of America Corp.	1,582,287	46,155,312
Citigroup, Inc.	469,454	32,429,882
EFG Eurobank Ergasias SA (a)	1,423,800	1,378,061
First Horizon National Corp.	229,400	3,716,280
Huntington Bancshares, Inc.	1,039,138	14,828,499
KeyCorp	400,200	7,139,568
M&T Bank Corp.	35,400	5,592,138
Sberbank of Russia sponsored ADR	83,200	1,179,360
Signature Bank	34,500	4,113,090
Societe Generale Series A	78,100	2,139,324
State Bank of India (a)	339,000	1,299,472
SunTrust Banks, Inc.	83,200	5,724,160
Wells Fargo & Co.	290,300	14,642,732
		140,714,850
Capital Markets - 1.2%
Apollo Global Management LLC Class A	116,400	4,402,248
BlackRock, Inc. Class A	16,100	7,174,804
Cboe Global Markets, Inc.	96,225	11,057,215
E*TRADE Financial Corp.	199,200	8,703,048
Monex Group, Inc. (b)	649,400	1,878,115
Morgan Stanley	251,400	10,727,238
State Street Corp.	97,300	5,759,187
Tradeweb Markets, Inc. Class A	21,900	809,862
Virtu Financial, Inc. Class A (b)	294,300	4,814,748
		55,326,465
Consumer Finance - 2.0%
360 Finance, Inc. ADR	464,100	4,130,490
Ally Financial, Inc.	169,000	5,604,040
American Express Co.	125,300	14,820,484
Capital One Financial Corp.	413,858	37,652,801
OneMain Holdings, Inc.	383,829	14,078,848
Shriram Transport Finance Co. Ltd.	87,900	1,332,591
SLM Corp.	445,552	3,931,996
Synchrony Financial	219,500	7,482,755
		89,034,005
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	13	4,053,816
Class B (a)	58,200	12,106,764
Kimbell Royalty Partners LP	128,139	1,884,925
StepStone Group Holdings LLC (c)(d)(e)	2,750	2,200,000
		20,245,505
Insurance - 1.7%
American International Group, Inc.	274,000	15,261,800
Hartford Financial Services Group, Inc.	213,900	12,964,479
Marsh & McLennan Companies, Inc.	136,997	13,706,550
MetLife, Inc.	176,300	8,314,308
The Travelers Companies, Inc.	84,500	12,564,305
Willis Group Holdings PLC	67,402	13,006,564
		75,818,006

TOTAL FINANCIALS		381,138,831

HEALTH CARE - 8.9%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	86,550	8,476,707
Amgen, Inc.	136,904	26,492,293
Blueprint Medicines Corp. (a)	22,700	1,667,769
Celgene Corp. (a)	70,400	6,990,720
Global Blood Therapeutics, Inc. (a)	59,969	2,909,696
Sarepta Therapeutics, Inc. (a)	10,200	768,264
Vertex Pharmaceuticals, Inc. (a)	111,400	18,873,388
		66,178,837
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	362,700	30,347,109
Becton, Dickinson & Co.	80,600	20,388,576
Boston Scientific Corp. (a)	715,880	29,129,157
Danaher Corp.	55,600	8,030,308
Haemonetics Corp. (a)	44,000	5,550,160
Hologic, Inc. (a)	115,900	5,851,791
Intuitive Surgical, Inc. (a)	24,200	13,066,306
Stryker Corp.	38,300	8,284,290
Wright Medical Group NV (a)	128,100	2,642,703
		123,290,400
Health Care Providers & Services - 1.8%
Cigna Corp.	23,800	3,612,602
HCA Holdings, Inc.	107,200	12,909,024
Humana, Inc.	59,900	15,314,633
Molina Healthcare, Inc. (a)	48,500	5,321,420
UnitedHealth Group, Inc.	204,389	44,417,817
		81,575,496
Health Care Technology - 0.0%
Change Healthcare, Inc. (b)	155,100	1,873,608
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	2,900	146,160
Thermo Fisher Scientific, Inc.	86,517	25,199,807
		25,345,967
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	500,100	22,289,457
Bristol-Myers Squibb Co.	509,560	25,839,788
Corteva, Inc.	163,492	4,577,776
Eli Lilly & Co.	164,200	18,362,486
Horizon Pharma PLC (a)	161,400	4,394,922
Roche Holding AG (participation certificate)	89,516	26,063,900
Zoetis, Inc. Class A	54,300	6,765,237
		108,293,566

TOTAL HEALTH CARE		406,557,874

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.8%
General Dynamics Corp.	20,100	3,672,873
Northrop Grumman Corp.	28,240	10,584,070
Raytheon Co.	8,360	1,640,148
The Boeing Co.	23,280	8,857,342
United Technologies Corp.	99,010	13,516,845
		38,271,278
Air Freight & Logistics - 0.6%
FedEx Corp.	47,600	6,929,132
United Parcel Service, Inc. Class B	157,477	18,868,894
		25,798,026
Airlines - 0.2%
American Airlines Group, Inc.	386,315	10,418,916
Commercial Services & Supplies - 0.0%
Tel Aviv Stock Exchange Ltd.	110,500	342,347
Construction & Engineering - 0.6%
AECOM (a)	683,765	25,682,213
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	229,250	11,476,255
Sunrun, Inc. (a)	930,735	15,547,928
Vivint Solar, Inc. (a)	1,249,070	8,168,918
		35,193,101
Industrial Conglomerates - 1.0%
3M Co.	46,870	7,705,428
General Electric Co.	3,816,600	34,120,404
Honeywell International, Inc.	19,640	3,323,088
		45,148,920
Machinery - 0.4%
Caterpillar, Inc.	2,200	277,882
WABCO Holdings, Inc. (a)	150,769	20,165,354
		20,443,236
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	9,625	10,880,419
Professional Services - 0.5%
Nielsen Holdings PLC	1,187,353	25,231,251
Road & Rail - 0.9%
CSX Corp.	133,950	9,278,717
Genesee & Wyoming, Inc. Class A (a)	58,700	6,486,937
Norfolk Southern Corp.	107,330	19,282,908
Union Pacific Corp.	26,800	4,341,064
		39,389,626
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	523,055	20,490,680
Univar, Inc. (a)	50,500	1,048,380
		21,539,060

TOTAL INDUSTRIALS		298,338,393

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	328,200	2,619,036
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	261,800	2,739,737
Jabil, Inc.	40,700	1,455,839
		4,195,576
Internet Software & Services - 0.1%
Qudian, Inc. ADR (a)	209,400	1,442,766
Wise Talent Information Technology Co. Ltd. (a)	916,000	2,157,439
		3,600,205
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A	79,600	4,797,094
DXC Technology Co.	50,600	1,492,700
Elastic NV	60,000	4,940,400
Fidelity National Information Services, Inc.	185,200	24,587,152
FleetCor Technologies, Inc. (a)	5,000	1,433,900
Global Payments, Inc.	27,400	4,356,600
GoDaddy, Inc. (a)	15,100	996,298
GreenSky, Inc. Class A (a)(b)	320,400	2,193,138
IBM Corp.	38,300	5,569,586
MasterCard, Inc. Class A	6,500	1,765,205
MongoDB, Inc. Class A (a)	56,013	6,748,446
PagSeguro Digital Ltd. (a)	66,900	3,098,139
PayPal Holdings, Inc. (a)	146,400	15,165,576
Twilio, Inc. Class A (a)	1,900	208,924
Verra Mobility Corp. (a)	145,200	2,083,620
Visa, Inc. Class A	23,800	4,093,838
		83,530,616
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	286,400	8,302,736
Analog Devices, Inc.	28,500	3,184,305
Applied Materials, Inc.	153,100	7,639,690
Broadcom, Inc.	40,300	11,125,621
Lam Research Corp.	47,300	10,931,503
Marvell Technology Group Ltd.	371,400	9,273,858
Microchip Technology, Inc. (b)	47,500	4,413,225
Micron Technology, Inc. (a)	262,100	11,230,985
NVIDIA Corp.	91,700	15,962,219
NXP Semiconductors NV	229,200	25,010,304
ON Semiconductor Corp. (a)	755,912	14,521,070
Qorvo, Inc. (a)	40,000	2,965,600
Qualcomm, Inc.	142,297	10,854,415
Sanken Electric Co. Ltd.	89,100	1,778,700
Skyworks Solutions, Inc.	34,200	2,710,350
Xilinx, Inc.	12,400	1,189,160
		141,093,741
Software - 5.8%
Adobe, Inc. (a)	68,531	18,931,689
Autodesk, Inc. (a)	180,261	26,624,550
Cardlytics, Inc. (a)	52,604	1,763,286
Citrix Systems, Inc.	38,118	3,679,149
DocuSign, Inc. (a)	23,950	1,482,984
Ebix, Inc.	39,100	1,646,110
Everbridge, Inc. (a)	44,300	2,733,753
HubSpot, Inc. (a)	2,600	394,186
Kingdee International Software Group Co. Ltd.	173,000	182,321
LivePerson, Inc. (a)	218,910	7,815,087
Medallia, Inc.	4,900	134,407
Microsoft Corp.	1,083,400	150,625,098
Oracle Corp.	147,400	8,111,422
Parametric Technology Corp. (a)	56,411	3,846,102
Pluralsight, Inc. (a)	74,200	1,246,189
RealPage, Inc. (a)	18,500	1,162,910
RingCentral, Inc. (a)	7,000	879,620
Salesforce.com, Inc. (a)	143,000	21,226,920
ShotSpotter, Inc. (a)	23,500	541,205
SS&C Technologies Holdings, Inc.	22,600	1,165,482
SurveyMonkey	182,159	3,114,919
Symantec Corp.	95,000	2,244,850
Talend SA ADR (a)	34,208	1,162,388
Varonis Systems, Inc. (a)	57,800	3,455,284
Workiva, Inc. (a)	15,800	692,514
Zendesk, Inc. (a)	2,900	211,352
		265,073,777
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	540,366	121,025,773
Samsung Electronics Co. Ltd.	33,400	1,366,227
Western Digital Corp.	223,700	13,341,468
		135,733,468

TOTAL INFORMATION TECHNOLOGY		635,846,419

MATERIALS - 1.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	27,700	6,145,522
Amyris, Inc. (a)(b)	285,700	1,359,932
DowDuPont, Inc.	123,892	8,834,739
Ecolab, Inc.	20,800	4,119,232
International Flavors & Fragrances, Inc.	16,400	2,012,116
LG Chemical Ltd.	11,570	2,889,798
Linde PLC	67,816	13,137,316
Olin Corp.	223,000	4,174,560
Sherwin-Williams Co.	6,800	3,739,116
Symrise AG	7,500	728,850
The Chemours Co. LLC	315,530	4,714,018
Tronox Holdings PLC	90,625	752,188
W.R. Grace & Co.	14,600	974,696
		53,582,083
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,200	2,795,820
Vulcan Materials Co.	20,000	3,024,800
		5,820,620
Containers & Packaging - 0.1%
Aptargroup, Inc.	3,000	355,350
Avery Dennison Corp.	17,600	1,998,832
Ball Corp.	36,600	2,664,846
Crown Holdings, Inc. (a)	31,300	2,067,678
		7,086,706
Metals & Mining - 0.1%
Newmont Goldcorp Corp.	91,000	3,450,720

TOTAL MATERIALS		69,940,129

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	47,400	7,301,496
American Homes 4 Rent Class A	63,200	1,636,248
American Tower Corp.	97,700	21,604,401
Ant International Co. Ltd. Class C (a)(d)(e)	621,699	4,432,714
Corporate Office Properties Trust (SBI)	179,900	5,357,422
Crown Castle International Corp.	24,700	3,433,547
Equinix, Inc.	13,700	7,902,160
Equity Lifestyle Properties, Inc.	30,700	4,101,520
Front Yard Residential Corp. Class B	258,500	2,988,260
Omega Healthcare Investors, Inc.	55,500	2,319,345
Outfront Media, Inc.	19,820	550,600
Potlatch Corp.	82,500	3,389,513
Prologis, Inc.	126,900	10,814,418
Simon Property Group, Inc.	7,300	1,136,245
Store Capital Corp.	47,700	1,784,457
VICI Properties, Inc.	103,100	2,335,215
Welltower, Inc.	105,200	9,536,380
		90,623,941
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	199,900	3,704,147

TOTAL REAL ESTATE		94,328,088

UTILITIES - 2.3%
Electric Utilities - 1.4%
Edison International	135,600	10,226,952
Entergy Corp.	32,800	3,849,408
Evergy, Inc.	38,825	2,584,192
Exelon Corp.	257,435	12,436,685
FirstEnergy Corp.	173,200	8,353,436
NextEra Energy, Inc.	80,151	18,674,381
PPL Corp.	168,400	5,302,916
Southern Co.	50,800	3,137,916
		64,565,886
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	63,843	2,528,183
The AES Corp.	149,800	2,447,732
		4,975,915
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	114,600	3,458,628
Dominion Energy, Inc.	172,278	13,961,409
Public Service Enterprise Group, Inc.	96,300	5,978,304
Sempra Energy	71,198	10,509,537
		33,907,878

TOTAL UTILITIES		103,449,679

TOTAL COMMON STOCKS
(Cost $2,353,732,454)		2,978,872,988
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.07% 10/17/19 to 11/29/19 (f)
(Cost $2,445,073)	2,450,000	2,445,504
	Shares	Value

Fixed-Income Funds - 32.6%
Fidelity High Income Central Fund (g)	925,564	$102,931,953
Fidelity VIP Investment Grade Central Fund (g)	12,679,101	1,380,627,320
TOTAL FIXED-INCOME FUNDS
(Cost $1,411,286,192)		1,483,559,273

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.96% (h)	86,259,169	86,276,420
Fidelity Securities Lending Cash Central Fund 1.96% (h)(i)	10,925,203	10,926,295
TOTAL MONEY MARKET FUNDS
(Cost $97,197,677)		97,202,715
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,864,661,396)		4,562,080,480
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,322,945)
NET ASSETS - 100%		$4,554,757,535

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	296	Dec. 2019	$44,081,800	$(522,713)	$(522,713)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,632,714 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,971,047.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,487,731
StepStone Group Holdings LLC	8/19/19	$2,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,692,161
Fidelity High Income Central Fund	4,782,060
Fidelity Securities Lending Cash Central Fund	155,339
Fidelity VIP Investment Grade Central Fund	33,183,698
Total	$39,813,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$91,823,084	$4,782,060	$--	$--	$6,326,809	$102,931,953	3.9%
Fidelity VIP Investment Grade Central Fund	1,250,395,464	48,297,168	--	--	81,934,688	1,380,627,320	23.5%
Total	$1,342,218,548	$53,079,228	$--	$--	$88,261,497	$1,483,559,273

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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